Property and Equipment, Net (Tables)	12 Months Ended
Apr. 30, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment include the following:

	April 30,
	2026	2025

	(in thousands)
Computer equipment and software (1)	$546,155	$485,901
Leasehold improvements	57,746	71,485
Furniture and fixtures	37,774	40,332
Automobiles	6,185	3,609
Property and equipment, gross	647,860	601,327
Less: accumulated depreciation and amortization	(456,329)	(427,717)
Property and equipment, net	$191,531	$173,610
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(1)Depreciation expense for capitalized software was $60.8 million, $41.0 million and $36.5 million during fiscal 2026, 2025 and 2024, respectively. Depreciation expense for capitalized software includes $13.8 million of accelerated depreciation associated with the decision to sunset the digital technology platform used in Talent & Organizational Solutions and replace it with the Korn Ferry Talent Suite during fiscal 2026. The net book value of the Company’s computer software costs included in property and equipment, net was $162.0 million and $144.0 million as of April 30, 2026 and 2025, respectively.